Interest Expense (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Interest Expense

Description	12/31/2019	12/31/2018	12/31/2017
From deposits
Non-financial private sector
Checking accounts	394,448	1,024,805
Saving accounts	658,507	633,960	294,134
Time deposits and investments accounts	58,225,160	39,794,118	23,036,663
For Financing received from BCRA and other financial entities	264,292	229,263	109,835
For repo transactions
Other financial institutions	336,492	336,326	279,495
For other financial liabilities	187,095	89,033	68,786
Issued corporate bonds	2,387,574	2,788,216	1,200,185
For subordinated corporate bonds	1,703,391	1,530,595	1,153,764

	64,156,959	46,426,316	26,142,862